Reconciliation of financial statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of financial statements to Form 5500	Reconciliation of financial statements to Form 5500
The following is a reconciliation of benefit payments per the financial statements to Form 5500:

2025
Benefit payments per the financial statements	$75,603,821
Reserves for defaulted loans
As of December 31, 2025	(75,000)
As of December 31, 2024	175,000
Corrective distributions	(40,640)
Benefit payments per Form 5500	$75,663,181